Other Current Assets and Other Noncurrent Assets	12 Months Ended
Dec. 31, 2017
Disclosure of Other Current Assets And Other Noncurrent Assets [Abstract]
Disclosure of other assets [text block]
18.	Other Current Assets and Other Noncurrent Assets

	December 31,
	2017	2016
	(in thousands)
Prepayment for equipment	$457,201	463,910
Refundable and overpaid tax	3,291,235	3,015,534
Long-term prepaid rents	1,412,026	1,940,489
Prepayments for purchases	2,053,554	3,360,869
Long-term receivables	1,790,400	1,974,271
Refundable deposits	515,148	133,221
Others	2,551,070	2,481,104
	12,070,634	13,369,398
Less: current	(6,631,130)	(6,330,283)
Noncurrent	$5,439,504	7,039,115